UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Semiannual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report February 29, 2016

Parametric Emerging Markets Core Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Parametric Emerging Markets Core Fund

February 29, 2016

Performance1,2

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	–8.46%	–22.48%	—	–10.44%
Institutional Class at NAV	09/25/2013	09/25/2013	–8.46	–22.36	—	–10.25
MSCI Emerging Markets Index	—	—	–8.85%	–23.41%	–5.40%	–9.93%

% Total Annual Operating Expense Ratios[3]	Investor Class	Institutional Class
Gross	3.04%	2.79%
Net	1.15	0.90

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

China Mobile, Ltd.	1.4%

Samsung Electronics Co., Ltd.	1.2

Sberbank of Russia PJSC ADR	1.2

Taiwan Semiconductor Manufacturing Co., Ltd.	1.2

Naspers, Ltd., Class N	1.1

America Movil SAB de CV, Series L ADR	1.0

Gazprom PAO ADR	1.0

Tencent Holdings, Ltd.	0.8

Lukoil PJSC ADR	0.8

Magnit PJSC	0.8
Total	10.5%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Emerging Markets Core Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$915.40	$5.48	**	1.15%
Institutional Class	$1,000.00	$915.40	$4.29	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.10	$5.77	**	1.15%
Institutional Class	$1,000.00	$1,020.40	$4.52	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value

Brazil — 6.9%
AES Tiete Energia SA	2,100	$7,714
Alpargatas SA, PFC Shares	5,700	12,619
AMBEV SA ADR	6,900	29,946
Banco Bradesco SA, PFC Shares	4,440	23,596
Banco do Brasil SA	1,300	4,383
BB Seguridade Participacoes SA	700	4,205
BM&F Bovespa SA	2,300	6,656
BR Malls Participacoes SA	700	2,346
BR Properties SA	1,000	1,972
BRF SA ADR	1,100	14,047
CCR SA	3,400	10,694
Centrais Eletricas Brasileiras SA ADR(1)	1,900	2,698
CETIP SA - Mercados Organizados	500	4,719
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	1,035
Cia de Saneamento Basico do Estado de Sao Paulo	900	5,068
Cia de Saneamento de Minas Gerais-COPASA	2,200	8,070
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	3,489
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	4,429
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	5,419
Cia Hering	1,000	3,297
Cia Paranaense de Energia-Copel ADR	400	2,300
Cia Siderurgica Nacional SA	1,200	1,554
Cielo SA	5,980	46,180
Cosan SA Industria e Comercio	1,500	9,992
CPFL Energia SA ADR(1)	909	7,636
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	3,880
EcoRodovias Infraestrutura e Logistica SA	700	788
EDP-Energias do Brasil SA	1,000	3,170
Embraer SA	2,900	21,810
Equatorial Energia SA	500	4,768
Estacio Participacoes SA	2,000	6,355
Fibria Celulose SA ADR	400	4,328
Gerdau SA, PFC Shares	1,300	1,143
Iochpe Maxion SA	400	940
Itau Unibanco Holding SA, PFC Shares	3,993	25,257
Itausa-Investimentos Itau SA, PFC Shares	5,654	9,603
JBS SA	1,700	4,826
Klabin SA, PFC Shares	4,500	3,788
Kroton Educacional SA	4,588	11,391
Light SA	600	1,210
Localiza Rent a Car SA	1,100	6,298
Lojas Americanas SA, PFC Shares	2,325	11,516
Lojas Renner SA	3,000	13,448
M Dias Branco SA	100	1,580

Security	Shares	Value

Brazil (continued)
Marcopolo SA, PFC Shares	14,100	$7,233
Metalurgica Gerdau SA, PFC Shares	3,700	1,115
MRV Engenharia e Participacoes SA	3,800	10,031
Natura Cosmeticos SA	300	1,986
Odontoprev SA	2,500	6,319
Oi SA ADR(1)	9,660	2,545
Petroleo Brasileiro SA, PFC Shares(1)	21,500	27,521
Qualicorp SA	1,800	5,774
Raia Drogasil SA	600	6,875
Randon SA Implementos e Participacoes, PFC Shares	1,125	602
Rumo Logistica Operadora Multimodal SA(1)	3,731	2,444
Suzano Papel e Celulose SA, PFC Shares	1,800	7,396
Telefonica Brasil SA ADR	200	1,916
Telefonica Brasil SA, PFC Shares	4,110	39,099
Tim Participacoes SA	6,900	11,942
Totvs SA	1,100	8,629
Tractebel Energia SA	900	7,912
Ultrapar Participacoes SA	1,000	15,652
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	3,800	852
Vale SA, PFC Shares	8,800	18,759
Weg SA	2,820	9,263

		$554,028

Chile — 3.5%
AES Gener SA	17,883	$7,929
Aguas Andinas SA, Series A	13,740	7,098
Antarchile SA, Series A	1,700	15,527
Banco de Chile ADR	250	15,215
Banco de Credito e Inversiones	227	9,121
Banco Santander Chile SA ADR	800	13,752
Cap SA	380	919
Cencosud SA	3,560	7,719
Cia Cervecerias Unidas SA ADR	200	3,902
Colbun SA	36,400	9,245
Corpbanca SA ADR	1,250	15,313
Embotelladora Andina SA, Series A ADR	300	4,590
Embotelladora Andina SA, Series B ADR	180	3,184
Empresa Nacional de Electricidad SA ADR	350	13,899
Empresa Nacional de Telecomunicaciones SA	560	4,709
Empresas CMPC SA	5,960	13,513
Empresas COPEC SA	3,510	29,465
Enersis Americas SA ADR	1,720	21,741
Latam Airlines Group SA ADR(1)	1,037	5,921
Parque Arauco SA	4,808	7,934
Quinenco SA	3,270	6,257
S.A.C.I. Falabella	5,230	33,555

5	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Sigdo Koppers SA	4,680	$5,574
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	9,553
Sonda SA	4,030	6,882
Vina Concha y Toro SA ADR	200	6,709

		$279,226

China — 10.3%
AAC Technologies Holdings, Inc.	1,000	$6,912
Agricultural Bank of China, Ltd., Class H	22,000	7,232
Air China, Ltd., Class H	8,000	4,750
Aluminum Corp. of China, Ltd., Class H(1)	14,000	4,766
Anhui Conch Cement Co., Ltd., Class H	2,000	4,033
Baidu, Inc. ADR(1)	200	34,684
Bank of China, Ltd., Class H	19,000	7,156
Bank of Communications, Ltd., Class H	7,000	4,008
BBMG Corp., Class H	7,000	3,914
Beijing Enterprises Holdings, Ltd.	500	2,320
Belle International Holdings, Ltd.	8,000	5,209
Brilliance China Automotive Holdings, Ltd.	12,000	9,822
BYD Co., Ltd., Class H(1)	1,000	4,965
China Bluechemical, Ltd., Class H	8,000	1,749
China Cinda Asset Management Co., Ltd., Class H	11,000	3,294
China CITIC Bank Corp., Ltd., Class H(1)	9,000	4,968
China Coal Energy Co., Ltd., Class H	8,000	2,673
China Communications Construction Co., Ltd., Class H	7,000	6,282
China Communications Services Corp., Ltd., Class H	8,000	3,188
China Construction Bank Corp., Class H	23,000	13,410
China COSCO Holdings Co., Ltd., Class H(1)	11,500	3,976
China Everbright International, Ltd.	6,000	6,340
China Gas Holdings, Ltd.	10,000	13,316
China Life Insurance Co., Ltd., Class H	2,000	4,358
China Longyuan Power Group Corp., Ltd., Class H	5,000	2,735
China Medical System Holdings, Ltd.	4,000	5,040
China Mengniu Dairy Co., Ltd.	8,000	11,473
China Merchants Bank Co., Ltd., Class H	4,000	7,474
China Merchants Holdings (International) Co., Ltd.	2,000	5,540
China Minsheng Banking Corp., Ltd., Class H	6,000	4,922
China Mobile, Ltd.	10,500	112,302
China National Building Material Co., Ltd., Class H	6,000	2,659
China Oilfield Services, Ltd., Class H	2,000	1,461
China Overseas Land & Investment, Ltd.	2,000	5,962
China Overseas Property Holdings, Ltd.(1)	666	74
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	5,839
China Petroleum & Chemical Corp., Class H	50,000	28,367
China Railway Construction Corp., Ltd., Class H	4,500	4,277
China Railway Group, Ltd., Class H	9,000	5,667

Security	Shares	Value

China (continued)
China Resources Beer Holdings Co., Ltd.	2,000	$3,241
China Resources Gas Group, Ltd.	2,000	5,256
China Resources Land, Ltd.	2,444	5,822
China Resources Power Holdings Co., Ltd.	4,000	6,439
China Shenhua Energy Co., Ltd., Class H	4,500	6,317
China State Construction International Holdings, Ltd.	4,000	6,116
China Telecom Corp., Ltd., Class H	26,000	12,496
China Unicom (Hong Kong), Ltd.	8,000	9,195
China Vanke Co., Ltd., Class H	2,600	5,882
Chongqing Changan Automobile Co., Ltd., Class B	3,500	6,163
CITIC, Ltd.	4,000	5,453
CNOOC, Ltd.	25,000	26,009
Cosco Pacific, Ltd.	4,000	4,187
Ctrip.com International, Ltd. ADR(1)	400	16,368
Datang International Power Generation Co., Ltd., Class H	10,000	2,608
Dongfeng Motor Group Co., Ltd., Class H	6,000	6,994
Evergrande Real Estate Group, Ltd.	12,000	7,893
GCL-Poly Energy Holdings, Ltd.	18,000	2,613
Geely Automobile Holdings, Ltd.	10,000	3,728
Great Wall Motor Co., Ltd., Class H	6,000	4,316
Guangdong Investment, Ltd.	6,000	7,322
Guangzhou Automobile Group Co., Ltd., Class H	6,000	5,183
Haier Electronics Group Co., Ltd.	3,000	4,508
Hengan International Group Co., Ltd.	1,500	11,874
Huaneng Power International, Inc., Class H	6,000	4,705
Industrial & Commercial Bank of China, Ltd., Class H	23,000	11,348
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	1,837
Jiangsu Expressway Co., Ltd., Class H	4,000	4,697
Jiangxi Copper Co., Ltd., Class H	2,000	2,078
Kingboard Chemical Holdings, Ltd.	2,500	3,651
Kunlun Energy Co., Ltd.	4,000	2,853
Lee & Man Paper Manufacturing, Ltd.	8,000	4,643
Lenovo Group, Ltd.	6,000	5,008
Mindray Medical International, Ltd. ADR	200	5,560
NetEase, Inc. ADR	100	13,461
New Oriental Education & Technology Group, Inc. ADR	290	9,028
Nine Dragons Paper Holdings, Ltd.	7,000	4,665
PetroChina Co., Ltd., Class H	40,000	25,762
PICC Property & Casualty Co., Ltd., Class H	4,000	6,050
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	4,245
Semiconductor Manufacturing International Corp.(1)	60,000	4,960
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	2,562
Shanghai Industrial Holdings, Ltd.	2,000	4,288
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	4,672
Shimao Property Holdings, Ltd.	2,000	2,590
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	3,582

6	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
SINA Corp.(1)	100	$4,272
Sino Biopharmaceutical, Ltd.	12,000	8,743
Sino-Ocean Land Holdings, Ltd.	8,500	3,714
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	21,000	8,994
Sinopharm Group Co., Ltd., Class H	5,200	19,002
Sohu.com, Inc.(1)	100	4,347
Sun Art Retail Group, Ltd.	4,500	2,719
Tencent Holdings, Ltd.	3,600	65,917
Tingyi (Cayman Islands) Holding Corp.	4,000	3,777
Tsingtao Brewery Co., Ltd., Class H	1,000	3,613
Want Want China Holdings, Ltd.	12,000	7,943
Weichai Power Co., Ltd., Class H	2,000	1,824
Xinyi Glass Holdings, Ltd.	6,000	3,161
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	4,502
Yanzhou Coal Mining Co., Ltd., Class H	4,000	1,707
Zhejiang Expressway Co., Ltd., Class H	6,000	5,337
Zijin Mining Group Co., Ltd., Class H	20,000	6,024

		$830,941

Colombia — 1.9%
Almacenes Exito SA	1,060	$4,574
Avianca Holdings SA, PFC Shares	8,314	5,078
Banco de Bogota SA	340	5,868
Bancolombia SA	1,001	7,239
Bancolombia SA ADR, PFC Shares	340	10,227
Cementos Argos SA	1,910	5,978
Cemex Latam Holdings SA(1)	2,933	9,554
Corporacion Financiera Colombiana SA	509	5,840
Corporacion Financiera Colombiana SA-ND(1)	4	45
Ecopetrol SA ADR	2,860	19,963
Empresa de Energia de Bogota SA	12,100	6,526
Grupo Argos SA	2,148	11,684
Grupo Aval Acciones y Valores SA	15,110	5,119
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	5,037
Grupo de Inversiones Suramericana SA	540	6,203
Grupo Nutresa SA	2,220	16,366
Interconexion Electrica SA	8,220	19,358
ISAGEN SA ESP(2)	6,400	7,779

		$152,438

Czech Republic — 1.4%
CEZ AS	2,400	$35,370
Komercni Banka AS	300	55,912
Pegas Nonwovens SA	400	11,457

Security	Shares	Value

Czech Republic (continued)
Unipetrol AS(1)	1,100	$7,328

		$110,067

Greece — 1.8%
Aegean Airlines SA	769	$5,624
Alpha Bank AE(1)	2,958	5,079
Athens Water Supply & Sewage Co. SA (The)	1,651	7,588
Costamare, Inc.	500	3,715
Diana Shipping, Inc.(1)	2,730	6,907
DryShips, Inc.(1)	2,000	229
Ellaktor SA(1)	2,996	3,809
Eurobank Ergasias SA(1)	7,607	4,734
GasLog, Ltd.	200	1,900
Hellenic Exchanges - Athens Stock Exchange SA	1,170	5,776
Hellenic Petroleum SA(1)	1,050	4,122
Hellenic Telecommunications Organization SA	2,050	17,087
JUMBO SA(1)	1,243	15,170
Motor Oil (Hellas) Corinth Refineries SA	972	9,834
Mytilineos Holdings SA	1,510	5,436
National Bank of Greece SA(1)	31,854	7,015
OPAP SA	1,233	8,189
Public Power Corp. SA	2,630	8,977
Sarantis SA	600	4,572
Titan Cement Co. SA	605	10,543
Tsakos Energy Navigation, Ltd.	1,100	6,512

		$142,818

Hungary — 2.1%
Magyar Telekom Telecommunications PLC(1)	13,800	$20,642
MOL Hungarian Oil & Gas Rt.	700	34,097
OTP Bank PLC	2,900	60,331
Richter Gedeon Nyrt.	3,000	53,310

		$168,380

India — 1.0%
Infosys, Ltd. ADR	1,720	$28,930
Mahindra & Mahindra, Ltd. GDR	770	13,785
Reliance Industries, Ltd. GDR(3)	1,270	35,876
State Bank of India GDR(4)	170	3,948

		$82,539

Indonesia — 3.6%
Adaro Energy Tbk PT	89,500	$4,045
AKR Corporindo Tbk PT	14,000	8,560

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Aneka Tambang Persero Tbk PT(1)	40,500	$1,102
Astra International Tbk PT	51,000	25,902
Bank Central Asia Tbk PT	14,700	14,800
Bank Danamon Indonesia Tbk PT	14,000	4,211
Bank Mandiri Tbk PT	23,500	16,701
Bank Negara Indonesia Persero Tbk PT	22,000	8,345
Bank Rakyat Indonesia Tbk PT	12,700	10,506
Bumi Resources Tbk PT(1)	116,500	436
Bumi Serpong Damai Tbk PT	38,500	4,844
Charoen Pokphand Indonesia Tbk PT	23,500	5,931
Global Mediacom Tbk PT	29,500	1,929
Gudang Garam Tbk PT	1,500	7,140
Indo Tambangraya Megah Tbk PT	2,000	1,009
Indocement Tunggal Prakarsa Tbk PT	7,000	10,474
Indofood CBP Sukses Makmur Tbk PT	5,500	6,471
Indofood Sukses Makmur Tbk PT	14,500	7,636
Jasa Marga (Persero) Tbk PT	10,000	3,962
Kalbe Farma Tbk PT	108,300	10,534
Lippo Karawaci Tbk PT	62,500	4,789
Medco Energi Internasional Tbk PT	21,000	1,535
Media Nusantara Citra Tbk PT	19,000	2,639
MNC Investama Tbk PT	214,500	2,100
Pembangunan Perumahan Persero Tbk PT	50,500	13,937
Perusahaan Gas Negara Persero Tbk	39,500	7,773
Semen Indonesia Persero Tbk PT	15,500	11,874
Summarecon Agung Tbk PT	62,500	7,440
Surya Semesta Internusa Tbk PT	78,000	3,820
Tambang Batubara Bukit Asam Tbk PT	5,000	1,895
Telekomunikasi Indonesia Tbk PT	168,500	40,836
Tower Bersama Infrastructure Tbk PT(1)	10,000	4,313
Trada Maritime Tbk PT(1)	37,000	138
Unilever Indonesia Tbk PT	3,500	11,644
United Tractors Tbk PT	9,000	10,434
Vale Indonesia Tbk PT(1)	22,500	2,582
Wijaya Karya Persero Tbk PT	30,000	5,843
XL Axiata Tbk PT(1)	13,500	3,935

		$292,065

Kuwait — 1.8%
Agility Public Warehousing Co. KSC	3,969	$5,733
Gulf Bank KSCP(1)	16,537	11,212
Kuwait Finance House KSCP	8,701	14,335
Kuwait Food Co. (Americana) SAK	2,500	18,934
Mabanee Co. SAK	6,037	17,218
Mobile Telecommunications Co.	21,040	25,133
National Bank of Kuwait SAK	11,025	26,801

Security	Shares	Value

Kuwait (continued)
National Industries Group Holding SAK	23,100	$8,887
Qurain Petrochemical Industries Co. KSC	25,000	14,428

		$142,681

Malaysia — 3.5%
AMMB Holdings Bhd	2,300	$2,369
Astro Malaysia Holdings Bhd	5,400	3,505
Axiata Group Bhd	6,900	9,711
Batu Kawan Bhd	1,500	6,333
Berjaya Sports Toto Bhd	3,915	2,979
British American Tobacco Malaysia Bhd	400	5,328
Bumi Armada Bhd	35,450	8,120
CIMB Group Holdings Bhd	4,700	5,051
Dialog Group Bhd	17,336	6,467
Digi.com Bhd	5,200	6,096
Felda Global Ventures Holdings Bhd	3,700	1,346
Gamuda Bhd	3,100	3,272
Genting Bhd	3,800	7,116
Genting Malaysia Bhd	5,200	5,101
HAP Seng Consolidated Bhd	1,800	3,286
Hong Leong Bank Bhd	1,100	3,442
Hong Leong Financial Group Bhd	1,100	3,659
IHH Healthcare Bhd	15,700	23,872
IJM Corp. Bhd	10,200	8,318
IOI Corp. Bhd	5,000	5,588
IOI Properties Group Bhd	2,499	1,218
KLCCP Stapled Group	2,500	4,162
Kuala Lumpur Kepong Bhd	800	4,527
Lafarge Malaysia Bhd	2,700	5,838
Magnum Bhd	4,900	2,936
Malayan Banking Bhd	2,400	4,856
Maxis Bhd	3,300	4,801
MISC Bhd	3,100	6,446
My EG Services Bhd	22,400	11,569
Parkson Holdings Bhd(1)	5,251	1,118
Petronas Chemicals Group Bhd	14,000	22,480
Petronas Dagangan Bhd	1,400	8,219
Petronas Gas Bhd	800	4,186
PPB Group Bhd	1,100	4,184
Public Bank Bhd	1,500	6,588
RHB Capital Bhd	2,000	2,522
Sapurakencana Petroleum Bhd	32,400	14,588
Silverlake Axis, Ltd.	19,000	8,031
Sime Darby Bhd	4,400	7,824
Telekom Malaysia Bhd	3,200	5,022
Tenaga Nasional Bhd	4,200	13,104

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Top Glove Corp. Bhd	5,200	$6,959
UEM Sunrise Bhd	6,200	1,451
UMW Holdings Bhd	1,300	2,188
YTL Corp. Bhd	10,500	3,920
YTL Power International Bhd	9,555	3,317

		$283,013

Mexico — 6.9%
Alfa SAB de CV, Series A	21,217	$38,385
America Movil SAB de CV, Series L ADR	5,900	80,004
Arca Continental SAB de CV	2,500	15,252
Bolsa Mexicana de Valores SAB de CV	3,200	4,416
Cemex SAB de CV ADR(1)	5,570	30,858
Coca-Cola Femsa SAB de CV ADR	140	10,283
El Puerto de Liverpool SAB de CV	1,270	14,060
Empresas ICA SAB de CV(1)	4,500	1,065
Fibra Uno Administracion SA de CV	5,700	11,897
Fomento Economico Mexicano SAB de CV ADR	500	46,795
Gentera SAB de CV	4,100	7,657
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	23,753
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	18,047
Grupo Bimbo SAB de CV, Series A(1)	6,800	19,444
Grupo Carso SAB de CV, Series A1	2,700	10,912
Grupo Elektra SAB de CV	260	4,790
Grupo Financiero Banorte SAB de CV, Class O	9,200	46,436
Grupo Financiero Inbursa SAB de CV, Class O	10,400	18,506
Grupo Financiero Santander Mexico SAB de CV	8,000	12,845
Grupo Mexico SAB de CV, Series B	10,400	21,878
Grupo Televisa SAB ADR	1,000	25,700
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	5,631
Industrias Penoles SAB de CV	590	6,915
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	11,196
Mexichem SAB de CV	4,100	8,542
Minera Frisco SAB de CV(1)	3,600	1,753
Promotora y Operadora de Infraestructura SAB de CV	1,500	17,358
Wal-Mart de Mexico SAB de CV, Series V	18,600	43,797

		$558,175

Peru — 1.9%
Alicorp SAA(1)	15,161	$23,583
Cia de Minas Buenaventura SA ADR(1)	1,677	8,754
Credicorp, Ltd.	397	46,544
Enersur SA	2,434	5,330
Ferreycorp SAA	13,414	4,959

Security	Shares	Value

Peru (continued)
Grana y Montero SAA	5,300	$3,919
Intercorp Financial Services, Inc.	580	13,920
Luz del Sur SAA	2,800	7,007
Minsur SA	11,260	2,434
Southern Copper Corp.	1,275	30,523
Union Andina de Cementos SAA	6,000	2,389
Volcan Cia Minera SAA, Class B	17,440	1,944

		$151,306

Philippines — 3.5%
Aboitiz Equity Ventures, Inc.	8,900	$10,685
Aboitiz Power Corp.	16,600	14,985
Alliance Global Group, Inc.	16,900	5,127
Ayala Corp.	710	10,286
Ayala Land, Inc.	16,000	11,031
Bank of the Philippine Islands	4,747	8,354
BDO Unibank, Inc.	5,410	11,267
Bloomberry Resorts Corp.	36,500	3,206
D&L Industries, Inc.	58,400	10,434
Emperador, Inc.	20,800	3,149
Energy Development Corp.	66,300	7,948
First Gen Corp.	8,400	3,498
Globe Telecom, Inc.	260	9,666
GT Capital Holdings, Inc.	230	6,316
International Container Terminal Services, Inc.	4,940	6,442
Jollibee Foods Corp.	3,780	17,402
LT Group, Inc.	17,100	5,789
Manila Electric Co.	2,270	15,516
Manila Water Co.	7,700	4,340
Megaworld Corp.	42,400	3,208
Melco Crown Philippines Resorts Corp.(1)	23,000	942
Metropolitan Bank & Trust Co.	5,781	9,188
Petron Corp.	33,700	6,406
Philippine Long Distance Telephone Co.	600	23,028
Puregold Price Club, Inc.	10,600	7,580
Robinsons Retail Holdings, Inc.	4,660	5,998
Semirara Mining & Power Co.	5,250	13,573
SM Investments Corp.	800	13,794
SM Prime Holdings, Inc.	24,800	10,787
Travellers International Hotel Group, Inc.	27,500	2,198
Universal Robina Corp.	4,780	19,893

		$282,036

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland — 3.5%
Asseco Poland SA	1,570	$22,428
Bank Handlowy w Warszawie SA	220	4,407
Bank Millennium SA(1)	3,150	4,619
Bank Pekao SA	530	19,733
Bank Zachodni WBK SA(1)	55	3,768
Bioton SA(1)	1,668	4,942
Budimex SA	123	6,308
CCC SA	180	6,736
Ciech SA(1)	245	4,504
Cyfrowy Polsat SA(1)	1,700	9,775
Energa SA	1,332	4,225
Eurocash SA	1,060	13,151
Getin Noble Bank SA(1)	6,750	993
Grupa Azoty SA(1)	200	4,690
Grupa Lotos SA(1)	693	4,410
Jastrzebska Spolka Weglowa SA(1)	2,260	5,819
KGHM Polska Miedz SA	897	15,214
LPP SA	10	12,644
Lubelski Wegiel Bogdanka SA	35	279
mBank SA(1)	70	5,647
Orange Polska SA	10,040	15,769
PGE SA	5,970	19,275
PKP Cargo SA	622	7,288
Polski Koncern Naftowy ORLEN SA	1,452	23,129
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	7,412
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	20,577
Powszechny Zaklad Ubezpieczen SA	2,300	19,838
Synthos SA	3,160	3,120
Tauron Polska Energia SA	10,610	6,714

		$277,414

Qatar — 1.9%
Doha Bank QSC	1,370	$15,716
Industries Qatar	490	14,080
Masraf Al Rayan QSC	2,100	19,653
Ooredoo QSC	560	13,683
Qatar Electricity & Water Co. QSC	528	27,694
Qatar Gas Transport Co., Ltd.	4,990	32,385
Qatar Islamic Bank	1,120	30,129

		$153,340

Russia — 7.5%
AK Transneft OAO, PFC Shares	7	$16,466
Gazprom PAO ADR	21,051	77,084
Globaltrans Investment PLC GDR(1)(4)	780	3,042

Security	Shares	Value

Russia (continued)
Lukoil PJSC ADR	1,750	$61,811
Magnit PJSC	430	60,756
Mail.ru Group, Ltd. GDR(1)(4)	660	13,521
MegaFon PJSC GDR(4)	1,200	14,015
MMC Norilsk Nickel PJSC ADR	1,990	24,002
Mobile TeleSystems PJSC	12,250	37,696
Novatek OAO GDR(4)	240	20,658
Novolipetsk Steel AO GDR(4)	440	4,292
PIK Group PJSC GDR(1)(4)	3,900	12,644
Polymetal International PLC	500	4,490
Rosneft OAO GDR(4)	2,470	9,222
RusHydro PJSC ADR	13,220	11,413
Sberbank of Russia PJSC ADR	16,190	98,520
Severstal PAO GDR(4)	615	5,008
Sistema JSFC	20,540	4,733
Surgutneftegas OAO ADR	3,570	18,241
Surgutneftegas OAO, PFC Shares	19,130	11,200
Tatneft PAO ADR	870	22,238
VimpelCom, Ltd. ADR	1,300	4,602
VTB Bank PJSC GDR(4)	13,880	26,023
X5 Retail Group NV GDR(1)(4)	770	14,347
Yandex NV, Class A(1)	2,000	25,840

		$601,864

South Africa — 6.9%
AECI, Ltd.	410	$2,244
African Rainbow Minerals, Ltd.	1,915	10,451
Anglo American Platinum, Ltd.(1)	150	3,091
AngloGold Ashanti, Ltd.(1)	920	11,950
Aspen Pharmacare Holdings, Ltd.	1,570	27,747
Assore, Ltd.	120	973
AVI, Ltd.	840	4,058
Barclays Africa Group, Ltd.	710	6,068
Barloworld, Ltd.	1,160	4,756
Bidvest Group, Ltd. (The)	1,270	28,517
Coronation Fund Managers, Ltd.	730	2,904
DataTec, Ltd.	1,300	3,791
Discovery, Ltd.	820	5,881
Exxaro Resources, Ltd.	370	1,669
FirstRand, Ltd.	4,690	13,029
Fortress Income Fund, Ltd.	1,635	3,397
Fortress Income Fund, Ltd., Class A	1,635	1,550
Foschini Group, Ltd. (The)	460	3,373
Gold Fields, Ltd.	1,860	7,758
Grindrod, Ltd.	2,010	1,158

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Growthpoint Properties, Ltd.	2,780	$4,231
Hosken Consolidated Investments, Ltd.	500	3,253
Impala Platinum Holdings, Ltd.(1)	1,260	2,646
Imperial Holdings, Ltd.	400	3,025
Investec, Ltd.	760	4,933
Kumba Iron Ore, Ltd.	150	681
Life Healthcare Group Holdings, Ltd.	2,100	4,639
Massmart Holdings, Ltd.	280	1,886
Mediclinic International, Ltd.	680	5,256
MMI Holdings, Ltd.	2,370	3,479
Mondi, Ltd.	330	5,889
Mr Price Group, Ltd.	420	4,377
MTN Group, Ltd.	6,420	53,973
Murray & Roberts Holdings, Ltd.	2,770	1,566
Nampak, Ltd.	1,560	1,734
Naspers, Ltd., Class N	780	92,227
Nedbank Group, Ltd.	390	4,463
Netcare, Ltd.	2,470	5,026
PPC, Ltd.	1,620	1,159
Rand Merchant Investment Holdings, Ltd.	1,790	4,446
Redefine Properties, Ltd.	6,150	3,974
Remgro, Ltd.	860	13,024
Reunert, Ltd.	1,110	4,393
RMB Holdings, Ltd.	1,540	5,525
Sanlam, Ltd.	3,380	11,358
Sappi, Ltd.(1)	1,216	4,946
Sasol, Ltd.	2,180	58,665
Shoprite Holdings, Ltd.	1,910	18,523
SPAR Group, Ltd. (The)	390	4,383
Standard Bank Group, Ltd.	2,250	15,421
Steinhoff International Holdings NV	3,060	16,378
Tiger Brands, Ltd.	950	17,481
Trencor, Ltd.	730	1,837
Truworths International, Ltd.	910	4,913
Vodacom Group, Ltd.	1,240	11,722
Wilson Bayly Holmes-Ovcon, Ltd.	480	3,700
Woolworths Holdings, Ltd.	1,220	6,201

		$555,698

South Korea — 7.4%
AMOREPACIFIC Corp.	100	$29,742
BNK Financial Group, Inc.	484	3,370
E-MART, Inc.	50	7,111
GS Holdings Corp.	190	8,122
Hana Financial Group, Inc.	470	7,922

Security	Shares	Value

South Korea (continued)
Hanwha Chemical Corp.	360	$6,961
Hanwha Corp.	150	4,110
Hyosung Corp.	80	8,062
Hyundai Engineering & Construction Co., Ltd.	120	3,691
Hyundai Glovis Co., Ltd.	60	9,361
Hyundai Heavy Industries Co., Ltd.(1)	50	4,163
Hyundai Mobis Co., Ltd.	70	14,097
Hyundai Motor Co.	170	20,274
Hyundai Steel Co.	120	5,398
Industrial Bank of Korea	490	4,618
KB Financial Group, Inc.	600	14,366
Kia Motors Corp.	300	11,174
Korea Electric Power Corp.	630	29,888
Korea Investment Holdings Co., Ltd.	130	4,362
Korea Zinc Co., Ltd.	30	10,854
KT Corp.	360	8,404
KT&G Corp.	180	15,517
Kwangju Bank	45	288
LG Chem, Ltd.	90	21,878
LG Corp.	160	9,288
LG Display Co., Ltd.	330	6,588
LG Electronics, Inc.	200	10,486
LG Household & Health Care, Ltd.	20	14,039
Lotte Chemical Corp.	30	7,760
Lotte Shopping Co., Ltd.	30	6,071
Macquarie Korea Infrastructure Fund	930	6,369
Naver Corp.	30	13,915
OCI Co., Ltd.(1)	40	2,959
POSCO	145	23,383
S-Oil Corp.	90	5,731
Samsung C&T Corp.	59	7,373
Samsung Electro-Mechanics Co., Ltd.	100	4,377
Samsung Electronics Co., Ltd.	105	100,098
Samsung Fire & Marine Insurance Co., Ltd.	60	14,736
Samsung Heavy Industries Co., Ltd.(1)	230	1,951
Samsung Life Insurance Co., Ltd.	230	20,855
Samsung SDI Co., Ltd.	94	7,579
Samsung Securities Co., Ltd.	150	4,734
Shinhan Financial Group Co., Ltd.	710	21,888
SK Holdings Co., Ltd.	29	5,823
SK Hynix, Inc.	550	13,339
SK Innovation Co., Ltd.	100	11,685
SK Telecom Co., Ltd.	100	18,852
Woori Bank	595	4,182

		$597,794

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan — 8.1%
Advanced Semiconductor Engineering, Inc.	12,000	$13,578
Asia Cement Corp.	7,140	5,913
Asustek Computer, Inc.	1,000	8,196
AU Optronics Corp.	25,000	6,797
Catcher Technology Co., Ltd.	2,000	15,462
Cathay Financial Holding Co., Ltd.	11,210	12,484
Chailease Holding Co., Ltd.	2,288	3,782
Chang Hwa Commercial Bank, Ltd.	9,822	4,799
Cheng Shin Rubber Industry Co., Ltd.	6,000	10,468
China Development Financial Holding Corp.	23,000	5,501
China Life Insurance Co., Ltd.	6,897	4,758
China Steel Corp.	24,480	15,128
Chunghwa Telecom Co., Ltd.	10,000	31,388
Compal Electronics, Inc.	13,000	7,573
CTBC Financial Holding Co., Ltd.	22,418	10,857
Delta Electronics, Inc.	3,157	12,681
E.Sun Financial Holding Co., Ltd.	11,623	5,986
Far Eastern New Century Corp.	9,363	7,094
Far EasTone Telecommunications Co., Ltd.	6,000	12,516
First Financial Holding Co., Ltd.	12,535	5,829
Formosa Chemicals & Fibre Corp.	7,000	15,682
Formosa Petrochemical Corp.	4,000	10,112
Formosa Plastics Corp.	9,000	21,277
Fubon Financial Holding Co., Ltd.	10,000	11,774
Giant Manufacturing Co., Ltd.	2,000	12,711
Hon Hai Precision Industry Co., Ltd.	15,288	35,623
Hotai Motor Co., Ltd.	1,000	10,294
HTC Corp.	2,000	4,802
Hua Nan Financial Holdings Co., Ltd.	12,032	5,597
Innolux Corp.	22,577	6,514
Inventec Corp.	10,000	7,100
Kenda Rubber Industrial Co., Ltd.	3,370	4,911
Lite-On Technology Corp.	6,060	6,946
MediaTek, Inc.	2,000	14,101
Mega Financial Holding Co., Ltd.	12,839	8,430
Merida Industry Co., Ltd.	2,100	9,548
Nan Ya Plastics Corp.	11,000	20,983
Pou Chen Corp.	11,000	13,565
President Chain Store Corp.	2,000	13,522
Quanta Computer, Inc.	6,000	10,078
Ruentex Industries, Ltd.	2,190	3,847
Shin Kong Financial Holding Co., Ltd.	16,458	3,093
Siliconware Precision Industries Co., Ltd.	8,000	12,270
SinoPac Financial Holdings Co., Ltd.	15,898	4,338
Taishin Financial Holding Co., Ltd.	13,830	4,553
Taiwan Cement Corp.	8,000	7,187

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co., Ltd.	12,398	$5,261
Taiwan Fertilizer Co., Ltd.	2,000	2,681
Taiwan Mobile Co., Ltd.	5,000	15,386
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	98,427
Uni-President Enterprises Corp.	14,331	24,678
United Microelectronics Corp.	26,000	10,428
Yuanta Financial Holding Co., Ltd.	15,778	5,049
Yulon Motor Co., Ltd.	6,000	5,288

		$646,846

Thailand — 3.6%
Advanced Info Service PCL(5)	4,200	$20,069
Airports of Thailand PCL(5)	1,700	19,019
Bangkok Bank PCL(5)	1,500	6,792
Bangkok Dusit Medical Services PCL(5)	17,000	10,299
Bank of Ayudhya PCL NVDR	8,000	6,897
BEC World PCL(5)	4,700	4,149
Berli Jucker PCL(5)	4,800	4,946
Big C Supercenter PCL NVDR	1,000	6,987
BTS Group Holdings PCL(5)	25,200	5,868
Central Pattana PCL(5)	5,500	7,170
Charoen Pokphand Foods PCL(5)	13,800	7,345
CP ALL PCL(5)	16,300	19,755
Delta Electronics (Thailand) PCL(5)	4,800	10,932
Glow Energy PCL(5)	2,000	4,523
Hana Microelectronics PCL(5)	8,200	7,753
Home Product Center PCL(5)	25,601	5,169
Indorama Ventures PCL(5)	9,600	5,776
Intouch Holdings PCL(5)	5,300	8,655
IRPC PCL(5)	63,400	7,778
Kasikornbank PCL(5)	1,300	6,219
Krung Thai Bank PCL(5)	13,500	6,693
Minor International PCL(5)	10,010	10,105
PTT Exploration & Production PCL(5)	4,320	8,159
PTT Global Chemical PCL(5)	4,720	7,086
PTT PCL(5)	2,600	18,884
Siam Cement PCL(5)	900	11,150
Siam Commercial Bank PCL(5)	1,780	6,908
Sino Thai Engineering & Construction PCL(5)	8,600	4,219
Thai Beverage PCL(5)	40,000	19,911
Thai Oil PCL(5)	2,500	4,447
TMB Bank PCL(5)	91,700	6,522
Total Access Communication PCL NVDR	2,800	2,508
True Corp. PCL(1)(5)	46,398	9,163

		$291,856

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey — 3.8%
Akbank TAS	5,450	$13,538
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	7,004
Arcelik AS	3,691	23,773
Aygaz AS	750	2,693
BIM Birlesik Magazalar AS	1,200	22,120
Coca-Cola Icecek AS	510	5,677
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	8,406
Enka Insaat ve Sanayi AS	2,175	3,500
Eregli Demir ve Celik Fabrikalari TAS	17,580	20,391
Ford Otomotiv Sanayi AS	944	11,080
Haci Omer Sabanci Holding AS	4,000	11,735
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	14,403	5,277
KOC Holding AS	2,420	10,538
Koza Altin Isletmeleri AS	500	2,731
Petkim Petrokimya Holding AS(1)	6,975	8,212
TAV Havalimanlari Holding AS	1,100	6,459
Tekfen Holding AS	2,900	4,145
Tofas Turk Otomobil Fabrikasi AS	1,748	11,830
Tupras-Turkiye Petrol Rafinerileri AS(1)	1,240	31,684
Turk Hava Yollari AO(1)	2,870	7,059
Turk Sise ve Cam Fabrikalari AS	3,398	3,866
Turk Telekomunikasyon AS	3,050	5,919
Turk Traktor ve Ziraat Makineleri AS	180	4,770
Turkcell Iletisim Hizmetleri AS	7,552	28,150
Turkiye Garanti Bankasi AS	6,150	15,208
Turkiye Halk Bankasi AS	1,700	5,709
Turkiye Is Bankasi, Class B	3,980	6,045
Turkiye Vakiflar Bankasi TAO, Class D	5,920	8,214
Ulker Biskuvi Sanayi AS	520	3,156
Yapi ve Kredi Bankasi AS	3,250	4,097
Yazicilar Holding AS	700	2,780

		$305,766

United Arab Emirates — 1.7%
Air Arabia PJSC	61,500	$22,399
Arabtec Holding PJSC(1)	18,624	7,307
DP World, Ltd.	1,500	25,467
Emaar Properties PJSC	15,477	24,623
First Gulf Bank PJSC	9,900	34,392
National Bank of Abu Dhabi PJSC	11,011	24,599

		$138,787

Total Common Stocks (identified cost $10,424,090)		$7,599,078

Equity-Linked Securities(3)(6) — 5.0%

Security	Maturity Date	Shares	Value

India — 5.0%
ACC, Ltd.	6/30/16	290	$5,060
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	5,433
Aditya Birla Nuvo, Ltd.	6/30/16	260	2,707
Ambuja Cements, Ltd.	10/23/18	1,660	4,560
Asian Paints, Ltd.	3/10/16	710	8,780
Axis Bank, Ltd.	7/21/17	800	4,393
Bajaj Auto, Ltd.	12/5/16	320	10,295
Bharat Petroleum Corp., Ltd.	6/30/16	490	5,509
Bharti Airtel, Ltd.	3/10/16	4,440	20,473
Cairn India, Ltd.	6/13/16	1,130	1,948
Cipla, Ltd.	3/10/16	1,530	11,497
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	11,537
Federal Bank, Ltd.	6/30/16	5,320	3,596
GAIL India, Ltd.	3/10/16	1,830	8,161
HCL Technologies, Ltd.	9/15/16	1,320	15,689
HDFC Bank, Ltd.	3/10/16	592	9,655
Hindustan Unilever, Ltd.	3/10/16	1,730	20,996
Housing Development Finance Corp., Ltd.	3/10/16	776	12,025
ICICI Bank, Ltd.	8/1/16	1,800	5,000
Idea Cellular, Ltd.	3/10/16	4,850	7,393
IDFC Bank, Ltd.	11/6/18	3,450	2,297
IDFC, Ltd.	9/15/16	3,450	1,992
Indian Oil Corp., Ltd.	3/10/16	1,430	7,684
IndusInd Bank, Ltd.	3/10/16	416	5,046
ITC, Ltd.	9/15/16	4,700	20,308
Jindal Steel & Power, Ltd.	3/10/16	1,260	983
JSW Steel, Ltd.	6/30/16	190	3,128
Kotak Mahindra Bank, Ltd.	9/15/16	748	6,891
Larsen & Toubro, Ltd.	6/30/16	530	8,335
NTPC, Ltd.	3/10/16	8,300	14,496
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	8,113
Oil India, Ltd.	3/10/16	670	3,028
Piramal Enterprises, Ltd.	3/10/16	910	12,077
Power Finance Corp.	8/1/16	1,380	3,111
Power Grid Corp. of India, Ltd.	3/10/16	6,680	12,697
Punj Lloyd, Ltd.	6/30/16	13,560	4,330
Reliance Communications, Ltd.	3/10/16	3,990	3,018
Reliance Infrastructure, Ltd.	3/10/16	1,080	6,469
Sesa Sterlite, Ltd.	6/30/16	2,125	2,193
Steel Authority of India, Ltd.	6/30/16	2,840	1,449
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	24,960
Tata Consultancy Services, Ltd.	9/15/16	550	17,498
Tata Motors, Ltd.	9/28/16	2,004	8,778

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

India (continued)
Tata Power Co., Ltd.	3/10/16	6,213	$5,203
Tata Steel, Ltd.	6/30/16	430	1,565
Tech Mahindra, Ltd.	7/5/16	920	5,587
UltraTech Cement, Ltd.	3/10/16	170	6,879
United Spirits, Ltd.	9/15/16	360	13,946
Wipro, Ltd.	9/15/16	1,320	10,037

Total Equity-Linked Securities (identified cost $408,270)			$396,805

Rights — 0.0%(7)

Security		Shares	Value
Parque Arauco SA, Exp. 3/19/16(1)		412	$83

Total Rights (identified cost $0)			$83

Warrants — 0.2%

Security		Shares	Value
Coal India, Ltd., Exp. 11/2/20(1)		780	$3,536
Hero MotoCorp, Ltd., Exp. 7/29/19(1)		310	11,294
Minor International PCL, Exp. 11/3/17, Strike THB 36.36(1)		455	65
NMDC, Ltd., Exp. 8/1/23(1)		2,530	3,001

Total Warrants (identified cost $19,432)			$17,896

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.45%(8)	$51	$50,854

Total Short-Term Investments (identified cost $50,854)		$50,854

Total Investments — 100.3% (identified cost $10,902,646)		$8,064,716

Other Assets, Less Liabilities — (0.3)%		$(20,591)

Net Assets — 100.0%		$8,044,125

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $432,681 or 5.4% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 29, 2016, the aggregate value of these securities is $126,720 or 1.6% of the Fund’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	20.5%	$1,651,605
Hong Kong Dollar	9.2	736,882
New Taiwan Dollar	8.1	646,846
South Korean Won	7.4	597,794
South African Rand	6.7	539,320
Brazilian Real	6.1	488,612
Mexican Peso	4.5	364,535
New Turkish Lira	3.8	305,766
Indonesian Rupiah	3.6	292,065
Philippine Peso	3.5	282,036
Polish Zloty	3.5	277,414
Malaysian Ringgit	3.4	274,982
Thai Baht	3.4	272,010
Hungarian Forint	2.1	168,380
Chilean Peso	2.1	165,530
Qatari Riyal	1.9	153,340
Kuwaiti Dinar	1.8	142,681
Euro	1.7	139,933
Russian Ruble	1.6	130,851
Colombian Peso	1.5	122,248
United Arab Emirates Dirham	1.4	113,320
Czech Koruna	1.4	110,067
Other currency, less than 1% each	1.1	88,499

Total Investments	100.3%	$8,064,716

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.6%	$1,739,560
Energy	10.6	850,236
Consumer Staples	10.1	809,715
Information Technology	10.0	805,594
Telecommunication Services	9.9	795,753
Consumer Discretionary	9.5	766,880
Materials	9.4	757,491
Industrials	9.4	751,510
Utilities	5.9	475,291
Health Care	3.3	261,832
Short-Term Investments	0.6	50,854

Total Investments	100.3%	$8,064,716

Abbreviations:
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
Currency Abbreviations:
THB	–	Thai Baht

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $10,851,792)	$8,013,862
Affiliated investment, at value (identified cost, $50,854)	50,854
Foreign currency, at value (identified cost, $15,651)	15,612
Dividends receivable	12,051
Interest receivable from affiliated investment	24
Receivable from affiliates	23,193
Total assets	$8,115,596

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$4,703
Distribution and service fees	7
Accrued foreign capital gains taxes	23
Accrued expenses	66,738
Total liabilities	$71,471
Net Assets	$8,044,125

Sources of Net Assets
Paid-in capital	$10,898,281
Accumulated net realized loss	(25,884)
Accumulated undistributed net investment income	10,255
Net unrealized depreciation	(2,838,527)
Total	$8,044,125

Investor Class Shares
Net Assets	$36,395
Shares Outstanding	5,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.28

Institutional Class Shares
Net Assets	$8,007,730
Shares Outstanding	1,100,734
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.27

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2016
Dividends (net of foreign taxes, $7,991)	$74,927
Interest allocated from affiliated investment	95
Expenses allocated from affiliated investment	(4)
Total investment income	$75,018

Expenses
Investment adviser and administration fee	$31,317
Distribution and service fees
Investor Class	61
Trustees’ fees and expenses	473
Custodian fee	33,808
Transfer and dividend disbursing agent fees	404
Legal and accounting services	30,552
Printing and postage	6,379
Registration fees	18,473
Miscellaneous	11,660
Total expenses	$133,127
Deduct —
Allocation of expenses to affiliates	$95,484
Total expense reductions	$95,484

Net expenses	$37,643

Net investment income	$37,375

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(21,906)
Foreign currency transactions	(2,772)
Net realized loss	$(24,678)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $17 in accrued foreign capital gains taxes)	$(736,940)
Foreign currency	616
Net change in unrealized appreciation (depreciation)	$(736,324)

Net realized and unrealized loss	$(761,002)

Net decrease in net assets from operations	$(723,627)

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
From operations —
Net investment income	$37,375	$168,688
Net realized gain (loss) from investment and foreign currency transactions	(24,678)	62,369
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(736,324)	(2,885,945)
Net decrease in net assets from operations	$(723,627)	$(2,654,888)
Distributions to shareholders —
From net investment income
Investor Class	$(610)	$(1,419)
Institutional Class	(143,584)	(181,826)
From net realized gain
Investor Class	(396)	(787)
Institutional Class	(72,007)	(89,107)
Total distributions to shareholders	$(216,597)	$(273,139)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$2,590	$6,331
Institutional Class	401,868	52,033
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	1,006	2,206
Institutional Class	215,591	270,933
Cost of shares redeemed
Investor Class	(22,016)	(21,555)
Institutional Class	(103,738)	(43)
Net increase in net assets from Fund share transactions	$495,301	$309,905

Net decrease in net assets	$(444,923)	$(2,618,122)

Net Assets
At beginning of period	$8,489,048	$11,107,170
At end of period	$8,044,125	$8,489,048

Accumulated undistributed net investment income included in net assets
At end of period	$10,255	$117,074

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Financial Highlights

	Investor Class
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$8.130		$10.980	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.027		$0.138	$0.184
Net realized and unrealized gain (loss)	(0.707)		(2.739)	0.809

Total income (loss) from operations	$(0.680)		$(2.601)	$0.993

Less Distributions
From net investment income	$(0.103)		$(0.160)	$(0.013)
From net realized gain	(0.067)		(0.089)	—

Total distributions	$(0.170)		$(0.249)	$(0.013)

Net asset value — End of period	$7.280		$8.130	$10.980

Total Return(3)	(8.46	)%(4)	(23.99)%	9.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36		$60	$97
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)	1.15%	1.15	%(6)
Net investment income	0.69	%(6)	1.43%	1.93	%(6)
Portfolio Turnover	2	%(4)	5%	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.29%, 1.89% and 2.59% of average daily net assets for the six months ended February 29, 2016, the year ended August 31, 2015 and the period ended August 31, 2014, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Financial Highlights — continued

	Institutional Class
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$8.150		$11.000	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.035		$0.164	$0.167
Net realized and unrealized gain (loss)	(0.715)		(2.744)	0.851

Total income (loss) from operations	$(0.680)		$(2.580)	$1.018

Less Distributions
From net investment income	$(0.133)		$(0.181)	$(0.018)
From net realized gain	(0.067)		(0.089)	—

Total distributions	$(0.200)		$(0.270)	$(0.018)

Net asset value — End of period	$7.270		$8.150	$11.000

Total Return(3)	(8.46	)%(4)	(23.77)%	10.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,008		$8,429	$11,010
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90	%(6)	0.90%	0.90	%(6)
Net investment income	0.90	%(6)	1.70%	1.76	%(6)
Portfolio Turnover	2	%(4)	5%	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.29%, 1.89% and 2.59% of average daily net assets for the six months ended February 29, 2016, the year ended August 31, 2015 and the period ended August 31, 2014, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

20	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

21

Parametric Emerging Markets Core Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

I  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

22

Parametric Emerging Markets Core Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,906,785

Gross unrealized appreciation	$410,165
Gross unrealized depreciation	(3,252,234)

Net unrealized depreciation	$(2,842,069)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 29, 2016, the investment adviser and administration fee amounted to $31,317 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after December 31, 2016. Pursuant to this agreement, EVM and Parametric were allocated $95,484 in total of the Fund’s operating expenses for the six months ended February 29, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2016, EVM earned $56 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2016 amounted to $61 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $428,706 and $140,695, respectively, for the six months ended February 29, 2016.

23

Parametric Emerging Markets Core Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	329	707
Issued to shareholders electing to receive payments of distributions in Fund shares	132	236
Redemptions	(2,825)	(2,414)

Net decrease	(2,364)	(1,471)

Institutional Class	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Sales	51,341	5,089
Issued to shareholders electing to receive payments of distributions in Fund shares	28,256	28,977
Redemptions	(13,735)	(4)

Net increase	65,862	34,062

At February 29, 2016, EVM owned 95.5% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

24

Parametric Emerging Markets Core Fund

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$120,232	$3,186,858		$—	$3,307,090
Emerging Europe	49,705	1,556,604		—	1,606,309
Latin America	1,687,394	—		7,779	1,695,173
Middle East/Africa	16,378	974,128		—	990,506

Total Common Stocks	$1,873,709	$5,717,590	**	$7,779	$7,599,078

Equity-Linked Securities	$—	$396,805		$—	$396,805
Rights	83	—		—	83
Warrants	65	17,831		—	17,896
Short-Term Investments	—	50,854		—	50,854

Total Investments	$1,873,857	$6,183,080		$7,779	$8,064,716

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 29, 2016 is not presented. At February 29, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

25

Parametric Emerging Markets Core Fund

February 29, 2016

Officers and Trustees

Officers of Parametric Emerging Markets Core Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Core Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14522 2.29.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 14, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016